Schedule of contract liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 147,640	$ 152,211
Current	147,640	151,475
Non-current		736
Deferred subscription revenue [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	144,823	149,865
Advances for website builds [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 2,817	$ 2,346